Property, Plant and Equipment - Schedule of Changes in Property, Plant and Equipment (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Government assistance	$ 9.8	$ 14.1
Depreciation on property plant and equipment included in cost of sales	300.3	246.7
Cost of sales [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation on property plant and equipment included in cost of sales	$ 236.2	$ 198.7